UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22663

eUnits™ 2 Year U.S. Market Participation Trust II:

Upside to Cap / Buffered Downside

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

May 26, 2014

Date of Fiscal Year End

November 25, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

eUnitsTM 2 Year U.S. Market Participation Trust II:

Upside to Cap / Buffered Downside (ETUB)

Semiannual Report

November 25, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report November 25, 2013

eUnitsTM 2 Year U.S. Market Participation Trust II:

Upside to Cap / Buffered Downside

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Financial Statements	4

Officers and Trustees	13

Important Notices	14

eUnitsTM 2 Year U.S. Market Participation Trust II:

Upside to Cap / Buffered Downside

November 25, 2013

Performance1

Portfolio Managers Ken Everding, Ph.D. and Jonathan Orseck, each of Parametric Risk Advisors LLC; Thomas H. Luster, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV[2]	05/29/2012	3.83%	13.50%	—	12.61%
Fund at Market Price[2]	—	4.87	15.05	—	10.58
S&P 500 Composite Stock Price Index (excluding dividends)	—	9.27%	28.17%	16.01%	22.43%

% Premium/Discount to NAV[3]
					–2.68%

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

2

eUnitsTM 2 Year U.S. Market Participation Trust II:

Upside to Cap / Buffered Downside

November 25, 2013

Endnotes and Additional Disclosures

[1]

S&P 500 Composite Stock Price Index is a capitalization-weighted index of 500 stocks intended to be a representative sample of leading companies in leading industries within the U.S. economy. Stocks in the Index are chosen for market size (large-cap), liquidity, and industry group representation. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[2]	Excludes $0.20 per Unit sales load at initial purchase, if applicable.

[3]

The Units of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

Derivative Contracts are entered into with counterparties in over-the-counter transactions and are collateralized by the securities owned by the Fund. Through payoff profiles embedded therein, the Fund’s Derivative Contracts seek to provide exposure to the price performance of the S&P 500 Composite Stock Price Index. The Derivative Contracts’ percentage shown in the graph represents the Fund’s market value of the Contracts at period end. Other Net Assets in the graph includes cash, cash equivalents and other assets net of liabilities, as applicable.

3

eUnits™ 2 Year U.S. Market Participation Trust II:

Upside to Cap / Buffered Downside

November 25, 2013

Portfolio of Investments (Unaudited)

U.S. Treasury Obligations — 83.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note, 1.00%, 5/15/14	$19,824	$19,906,468

Total U.S. Treasury Obligations (identified cost $19,888,077)		$19,906,468

Total Investments — 83.0% (identified cost $19,888,077)		$19,906,468

Structured Options — 15.9%* (net premiums receivable $182,933)		$3,826,582

Other Assets, Less Liabilities — 1.1%		$263,435

Net Assets — 100.0%		$23,996,485

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	See Note 7 for detailed listing of structured options open at November 25, 2013.

4	See Notes to Financial Statements.

eUnits™ 2 Year U.S. Market Participation Trust II:

Upside to Cap / Buffered Downside

November 25, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	November 25, 2013
Investments, at value (identified cost, $19,888,077)	$19,906,468
Structured options, at value	3,826,582
Net premiums receivable from structured options	182,933
Cash	111,880
Restricted cash*	1,180,000
Interest receivable	6,024
Total assets	$25,213,887

Liabilities
Cash collateral for structured options	$1,180,000
Payable to affiliate for investment adviser fee	37,402
Total liabilities	$1,217,402
Net Assets	$23,996,485

Sources of Net Assets
Units, $0.01 par value, unlimited number of Units authorized, 2,010,248 Units issued and outstanding	$20,102
Additional paid-in capital	20,029,035
Accumulated net investment loss	(80,558)
Net unrealized appreciation	4,027,906
Net Assets	$23,996,485

Net Asset Value
($23,996,485 ÷ 2,010,248 Units issued and outstanding)	$11.94

*	Represents restricted cash pledged for the benefit of the Trust for open derivative contracts.

5	See Notes to Financial Statements.

eUnits™ 2 Year U.S. Market Participation Trust II:

Upside to Cap / Buffered Downside

November 25, 2013

Statement of Operations (Unaudited)

Investment Income	Period Ended November 25, 2013(1)
Interest	$29,542
Total investment income	$29,542

Expenses
Investment adviser fee	$74,804
Total expenses	$74,804

Net investment loss	$(45,262)

Realized and Unrealized Gain (Loss)
Change in unrealized appreciation (depreciation) —
Investments	$(15,434)
Structured options	948,616
Net change in unrealized appreciation (depreciation)	$933,182

Net realized and unrealized gain	$933,182

Net increase in net assets from operations	$887,920

(1)	For the period from May 28, 2013 to November 25, 2013.

6	See Notes to Financial Statements.

eUnits™ 2 Year U.S. Market Participation Trust II:

Upside to Cap / Buffered Downside

November 25, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended November 25, 2013 (Unaudited) (1)	Period Ended May 27, 2013(2)
From operations —
Net investment loss	$(45,262)	$(88,639)
Net change in unrealized appreciation (depreciation) from investments and structured options	933,182	3,094,724
Net increase in net assets from operations	$887,920	$3,006,085
Unit transactions —
Proceeds from sale of Units	$—	$20,002,480
Net increase in net assets from Unit transactions	$—	$20,002,480

Net increase in net assets	$887,920	$23,008,565

Net Assets
At beginning of period	$23,108,565	$100,000
At end of period	$23,996,485	$23,108,565

Accumulated net investment loss included in net assets
At end of period	$(80,558)	$(35,296)

(1)	For the period from May 28, 2013 to November 25, 2013.

(2)	For the period from the start of business on May 29, 2012 to May 27, 2013.

7	See Notes to Financial Statements.

eUnits™ 2 Year U.S. Market Participation Trust II:

Upside to Cap / Buffered Downside

November 25, 2013

Financial Highlights

	Period Ended November 25, 2013 (Unaudited) (1)		Period Ended May 27, 2013(2)
Net asset value — Beginning of period	$11.500		$10.000

Income (Loss) From Operations
Net investment loss(3)	$(0.023)		$(0.044)
Net realized and unrealized gain	0.463		1.544

Total income from operations	$0.440		$1.500

Net asset value — End of period	$11.940		$11.500

Market value — End of period	$11.620		$11.080

Total Investment Return on Net Asset Value(4)	3.83	%(5)	15.00	%(6)

Total Investment Return on Market Value(4)	4.87	%(5)	10.80	%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,996		$23,109
Ratios (as a percentage of average daily net assets):
Expenses	0.64	%(7)	0.70%
Net investment loss	(0.39	)%(7)	(0.41)%
Portfolio Turnover	0%		0%

(1)	For the period from May 28, 2013 to November 25, 2013.

(2)	For the period from the start of business on May 29, 2012 to May 27, 2013.

(3)	Computed using average Units outstanding.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions, if any, reinvested.

(5)	Not annualized.

(6)

Units sold to certain Unit holders were subject to a $0.20 per Unit sales load. Total investment returns on net asset value and on market value exclude the sales load and would have been lower if such sales load was included.

(7)	Annualized.

8	See Notes to Financial Statements.

eUnits™ 2 Year U.S. Market Participation Trust II:

Upside to Cap / Buffered Downside

November 25, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, closed-end management investment company. The Trust was organized on February 13, 2012 and remained inactive until May 29, 2012 except for matters relating to its organization and initial sale of 10,000 units of beneficial interest to Eaton Vance Management (EVM), the Trust’s investment adviser and administrator, for $100,000. The Trust issued 2,000,248 units of beneficial interest ($10.00 per unit) in connection with its initial public offering on May 29, 2012. The Trust’s units of beneficial interest are hereinafter referred to as “Units”. The Trust seeks to provide returns based on the price performance of the S&P 500 Composite Stock Price Index (the Index) by entering into over-the-counter private derivative contracts. If the Index appreciates over the investment life of the Trust, the Trust seeks to provide a return on the initial net asset value of the Units equal to the percentage change in the price of the Index, up to a maximum return of 20.5%. If the Index depreciates over the investment life of the Trust by 15% or less, the Trust seeks to return the initial net asset value of the Units. If the Index depreciates by more than 15% over the investment life of the Trust, the Trust seeks to outperform the Index price change by 15% of the initial Index value. The Trust anticipates concluding its investment activities on or about May 21, 2014 (the Termination Date) and making a liquidating cash distribution to Unit holders within seven business days thereafter. The Trust’s fiscal year is based upon a 52-53 week, ending on the last Monday of each May.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — U.S. Treasury obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices and yields of other U.S. Treasury obligations. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to Unit holders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At May 27, 2013, the Trust had a late year ordinary loss of $35,296, which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

As of November 25, 2013, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Organization and Offering Costs — Costs incurred in connection with the organization of the Trust and the offering of its Units (other than the sales load) were borne directly by EVM.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, Unit holders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust Unit holders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust Unit holders. Moreover, the By-laws also provide for indemnification out of Trust property of any Unit holder held personally liable solely by reason of being or having been a Unit holder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

H  Structured Options — The Trust entered into structured option contracts, based on the underlying Index, that provide for the Trust to pay or receive cash at the expiration date of the contracts. Such payments that may be received by the Trust, excluding the additional payout noted below, are capped at a maximum return of 20.5% if the price of the underlying Index increases by 20.5% or more over the term of the contracts. The Trust will be obligated to pay cash to the counterparties at the expiration date of the contracts if the price of the underlying Index decreases by more than 15% over the term of the

9

eUnits™ 2 Year U.S. Market Participation Trust II:

Upside to Cap / Buffered Downside

November 25, 2013

Notes to Financial Statements (Unaudited) — continued

contracts. If the price of the Index is unchanged or declines by 15% or less over the term of the contracts, the Trust is not expected to make or receive any payments upon settlement of the contracts.

Each over-the-counter structured option contract consists of two call options and one put option. The values of the structured options are marked-to-market daily in accordance with the Trust’s policies on investment valuations discussed above. Changes in the values are recorded as unrealized gains or losses by the Trust. Gains (losses) are realized upon the expiration of the structured options.

The option contracts were structured to include an additional payout to the Trust by the counterparties at the expiration date of the contracts. The additional payout is reflected as net premium receivable in the Statement of Assets and Liabilities and is recorded as unrealized appreciation until the expiration date of the contracts when the amount will be realized. The net premium receivable amount at November 25, 2013 approximated its fair value. If measured at fair value, the amount would have been considered as Level 2 in the fair value hierarchy (see Note 8) at November 25, 2013.

I  Interim Financial Statements — The interim financial statements relating to November 25, 2013 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Unit Holders

The Trust intends to distribute at least annually the amount of its net investment income and net realized capital gains, if any. Distributions are recorded on the ex-dividend date. The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust’s initial net assets and is payable monthly to the extent of the Trust’s available cash. EVM pays all of the normal operating expenses of the Trust, including custody, transfer agent, audit, and printing and postage expenses. For the period from May 28, 2013 to November 25, 2013, the investment adviser fee amounted to $74,804. Pursuant to a sub-advisory agreement between EVM and Parametric Risk Advisors LLC (PRA), an indirect affiliate of EVM, EVM pays PRA a portion of its fee received, after deduction of all its costs incurred, for investment advisory services related to the Trust’s options strategy. EVM also serves as the administrator of the Trust, but receives no compensation.

Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, is the sole underwriter of the Trust’s Units. EVD received no fees from the Trust for the period from May 28, 2013 to November 25, 2013.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Certain officers and Trustees of the Trust are officers of EVM.

4  Purchases and Sales of Investments

The Trust had no purchases and sales of long-term investments during the period from May 28, 2013 to November 25, 2013.

5  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Trust at November 25, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$19,888,077

Gross unrealized appreciation	$18,391
Gross unrealized depreciation	—

Net unrealized appreciation	$18,391

10

eUnits™ 2 Year U.S. Market Participation Trust II:

Upside to Cap / Buffered Downside

November 25, 2013

Notes to Financial Statements (Unaudited) — continued

6  Units of Beneficial Interest

The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of full and fractional Units of beneficial interest, $0.01 par value per Unit. Transactions in Units were as follows:

	Period Ended November 25, 2013 (Unaudited)(1)	Period Ended May 27, 2013(2)

Sales (initial public offering)	—	2,000,248

	—	2,000,248

(1)	For the period from May 28, 2013 to November 25, 2013.

(2)	For the period from the start of business on May 29, 2012 to May 27, 2013.

7  Financial Instruments

The Trust is subject to equity price risk in the normal course of pursuing its investment objective. To achieve its investment objective, the Trust invests substantially all its net assets in U.S. Treasury obligations that mature on or shortly prior to the Termination Date and in structured option contracts that provide for the Trust to pay or receive cash at the contracts’ settlement, which are scheduled to conclude on the Termination Date. The price performance of the Index embedded in the structured option contracts corresponds to the price performance that the Trust seeks in accordance with its investment objective as previously described. The Trust’s commitments under the structured option contracts are collateralized by its investment in U.S. Treasuries.

The over-the-counter structured options in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At November 25, 2013, the maximum amount of loss the Trust would incur due to counterparty risk was $4,009,515, with the highest amount from any one counterparty being $1,351,728. To mitigate this risk, the Trust has entered into master netting agreements with all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Trust or the counterparty. Counterparties are required to pledge collateral in the form of cash or U.S. Treasuries for the benefit of the Trust if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Collateral pledged for the benefit of the Trust is held in a segregated account by the Trust’s custodian. The portion of such collateral representing cash is reflected as restricted cash with a corresponding liability on the Statement of Assets and Liabilities. The carrying amount of the liability at November 25, 2013 approximated its fair value. If measured at fair value, the liability for cash collateral for structured options would have been considered as Level 2 in the fair value hierarchy (see Note 8) at November 25, 2013.

In addition, if a counterparty fails to meet its obligation to pay the net premium receivable due upon expiration of a structured option contract, EVM will not collect the remaining portion of its investment adviser fee attributable to such contract up to the net premium receivable.

A summary of open financial instruments at November 25, 2013 is as follows:

Over-The-Counter Structured Options
Description	Counterparty	Notional Amount	Expiration Date	Market Value	Net Unrealized Appreciation

Long Call Spread plus Short Put Single Pay Contract(1)	Barclays Bank PLC	$6,667,496	5/21/2014	$1,271,080	$1,331,754
Long Call Spread plus Short Put Single Pay Contract(1)	Credit Suisse International	6,767,495	5/21/2014	1,290,143	1,351,728
Long Call Spread plus Short Put Single Pay Contract(2)	Morgan Stanley & Co. International PLC	6,667,496	5/21/2014	1,265,359	1,326,033

		$20,102,487		$3,826,582	$4,009,515

(1)

Contract represents 3 embedded options on the S&P 500 Index consisting of 1) a purchased call option with a strike price of $1,332.42, 2) a written call option with a strike price of $1,606.90 and 3) a written put option with a strike price of $1,132.56.

(2)

Contract represents 3 embedded options on the S&P 500 Index consisting of 1) a purchased call option with a strike price of $1,332.42, 2) a written call option with a strike price of $1,605.57 and 3) a written put option with a strike price of $1,132.56.

11

eUnits™ 2 Year U.S. Market Participation Trust II:

Upside to Cap / Buffered Downside

November 25, 2013

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at November 25, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Over-The-Counter Structured Options	$3,826,582	(1)	$—

(1)	Statement of Assets and Liabilities location: Structured options, at value.

During the current reporting period, the Trust adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Trust’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. Derivative assets subject to master netting agreements, net of amounts available for offset, which were none, and net of the related cash collateral pledged to the Fund of $1,180,000, and securities collateral pledged to the Fund of $2,535,073, were $111,509 as of November 25, 2013.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the period from May 28, 2013 to November 25, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Over-The-Counter Structured Options	$—	$948,616	(1)

(1)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Structured options.

The over-the-counter structured options outstanding at November 25, 2013 are representative of the volume of this derivative type for the period from May 28, 2013 to November 25, 2013.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 25, 2013, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$19,906,468	$—	$19,906,468

Total Investments	$—	$19,906,468	$—	$19,906,468
Structured Options	$—	$3,826,582	$—	$3,826,582

Total	$—	$23,733,050	$—	$23,733,050

The Trust held no investments or other financial instruments as of May 27, 2013 whose fair value was determined using Level 3 inputs. At November 25, 2013, there were no investments transferred between Level 1 and Level 2 during the period then ended.

12

eUnits™ 2 Year U.S. Market Participation Trust II:

Upside to Cap / Buffered Downside

November 25, 2013

Officers and Trustees

Officers of the Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of the Trust

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Unit holders

As of November 25, 2013, Trust records indicate that there is one registered Unit holder and approximately 700 Unit holders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name Unit holder and wish to receive Trust reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT Symbol

The NYSE MKT symbol is ETUB.

13

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders.  A Fund also may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that a Fund will take such action or that such purchases would reduce the discount.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — eUnits™”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Risk Advisors LLC

578 Riverside Avenue

Wesport, CT 06880

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

American Stock Transfer & Trust Company

59 Maiden Lane

Plaza Level

New York, NY 10038

Fund Offices

Two International Place

Boston, MA 02110

7789 11.30.13

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

eUnits™ 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: January 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: January 10, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: January 10, 2014